Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) € in Millions		1 Months Ended	3 Months Ended
	Jan. 01, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €			€ 3.5	€ 3.0
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 17.38	$ 17.5
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			631,994
New awards granted in the period (in shares)			1,139,591	1,112,460
New awards granted in the period (in shares)			1,139,591	1,112,460
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		256,687
Liabilities from share-based payment transactions (in shares)		219,865
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			349,823
Liabilities from share-based payment transactions (in shares)			282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		62,000
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		114,669
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				0
New awards granted in the period (in shares)				0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			555,994
New awards granted in the period (in shares)			0	0
New awards granted in the period (in shares)			0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			76,000
New awards granted in the period (in shares)			62,000	0
New awards granted in the period (in shares)			62,000	0
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			0
New awards granted in the period (in shares)			0	0
New awards granted in the period (in shares)			0	0
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)			1,024,922
New awards granted in the period (in shares)			1,024,922
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	1,193,261
New awards granted in the period (in shares)	1,193,261
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			0
New awards granted in the period (in shares)			0	1,112,460
New awards granted in the period (in shares)			0	1,112,460